Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ (20,604)	$ (12,205)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,617	1,277
Amortization of operating right of use assets	163	218
Stock-based compensation	1,408	811
Amortization of debt issuance costs	0	9
Interest accretion on long-term debt	282	200
Change in fair value of financial instruments	(1,938)	(13)
Change in operating assets and liabilities:
Accounts receivable	5,767	(93)
Material and supplies	2,144	(3,042)
Prepaid expenses and other current assets	(1,797)	(532)
Accounts payable	464	(860)
Accrued expenses and other current liabilities	836	(1,862)
Deferred revenue	63	54
Deferred grant income	4,849	0
Operating lease liabilities	(289)	(255)
Net cash used in operating activities	(7,035)	(16,293)
Cash flows from financing activities:
Proceeds from reverse recapitalization	263,599	0
Proceeds from exercise of stock options	534	54
Proceeds from long-term debt	228	2,185
Net cash provided by financing activities	264,361	2,239
Cash flows from investing activities:
Purchase of property and equipment	(313)	(1,263)
Purchase of intangible assets	(215)	(583)
Net cash used in investing activities	(528)	(1,846)
Effects of foreign exchange rates on cash and cash equivalents	(497)	(51)
Increase (decrease) in cash and cash equivalents	256,301	(15,951)
Cash and cash equivalents, beginning of period	16,164	77,619	$ 77,619
Cash and cash equivalents, end of period	272,465	61,668	$ 16,164
Supplemental disclosure of non-cash investing and financing activities:
Capitalized stock-based compensation	31	53
Purchases of property and equipment included in accounts payable	36	1,042
Conversion of Old Xanadu convertible preferred shares to Class A Multiple Voting Shares	213,003	0
Reclassification of warrant liabilities to additional paid-in capital	2,769	0
Reclassification of additional paid-in capital to share capital upon cashless exercise of warrants	1,397	0
Recognition of earn-out share liability at closing of Reverse Recapitalization	$ 9,997	$ 0